Expense Example - Aristotle Pacific EXclusive Fund Series C - Aristotle Pacific EXclusive Fund Series C Class	Mar. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0